Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Disclosure of detailed information about financial instruments by category [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$
Financial assets:
Cash and cash equivalents	‐	55,270	55,270	55,270
Receivables and receivable due from related party	‐	1,060	1,060	1,060
Preferred shares in AGM JV	70,165	‐	70,165	70,165
Total financial assets	70,165	56,330	126,495	126,495

Financial liabilities:
Accounts payable, accrued liabilities and payable due to related party[1]	6,139	5,724	11,863	11,863
Long‐term incentive plan liabilities	318	‐	318	318
Lease liability	‐	203	203	203
Total financial liabilities	6,457	5,927	12,384	12,384

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
December 31, 2023	Foreign currency amount			USD Equivalent

	C$ (000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	1,329	742	5,811	1,070
Receivables	33	‐	‐	25
Accounts payable and accrued liabilities	(2,740)	(432)	(36,771)	(2,152)
Long‐term incentive plan liabilities	(8,559)	‐	‐	(6,457)
Lease liability	(270)	‐	‐	(203)
Net exposure to foreign currency	(10,207)	310	(30,960)	(7,717)

December 31, 2022	Foreign currency amount			USD Equivalent

	C$ (000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	1,614	691	17,954	1,261
Receivables	61	‐	‐	45
Accounts payable and accrued liabilities	(2,139)	(402)	(36,830)	(1,662)
Long‐term incentive plan liabilities	(3,681)	‐	‐	(2,716)
Lease liability	(425)	‐	‐	(314)
Net exposure to foreign currency	(4,570)	289	(18,876)	(3,386)